Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended				9 Months Ended	12 Months Ended			1 Months Ended
	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Mar. 19, 2012	Oct. 31, 2012 Related Party	Oct. 31, 2011 Related Party	Oct. 31, 2012 Related Party	Oct. 31, 2011 Related Party	Mar. 19, 2012 Unrelated Party	Mar. 16, 2012 Unrelated Party	Oct. 15, 2010 Unrelated Party	Dec. 15, 2010 Unrelated Party Legal Services	Jul. 27, 2012 Employee and Outside Consultant	Aug. 04, 2012 Employee and Outside Consultant	May 04, 2012 Employee and Outside Consultant	Jul. 27, 2011 Employee and Outside Consultant	Oct. 31, 2012 Employee and Outside Consultant	Jan. 31, 2012 Employee and Outside Consultant	Oct. 31, 2012 2007 Stock option Plan	Jan. 31, 2012 2007 Stock option Plan	Jul. 31, 2012 Restricted Stock	Mar. 16, 2012 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for consulting services	$ 50,000	$ 10,555	$ 12,500	$ 12,500	$ 0	$ 125,000	$ 10,555	$ 10,555	$ 1,945						$ 125,000	$ 50,000	$ 220,000	$ 12,500										$ 50,000
Common stock issued for consulting services (in shares)	1,000,000	500,000	500,000	500,000		1,250,000									1,250,000	1,000,000	4,000,000	500,000										1,000,000
Price of common stock issued for consulting services, per share		$ 0.025	$ 0.025						$ 0.025	$ 0.10					$ 0.1	$ 0.50	$ 0.05	$ 0.025										$ 0.05
Share Based Compensation, Cancellation of Shares																											1,000,000
Share Based Compensation, Value of Cancelled Shares																											50,000
Stock-based compensation plan, authorized shares																									16,000,000	16,000,000
Stock-based compensation plan, available for future grant, shares																									6,000,000	5,000,000
Options granted to purchase common stock, shares																						11,000,000
Options term																						10 years
Options exercise price																						$ 0.09
Number of options vested																			3,333,333			3,666,667	7,000,000
Non-vested option																					666,667
Option vested, expired																				333,333
Stock based compensation, related party attributable options											74,997	82,498	232,779	412,487
Outstanding options, intrinsic value						0		0
Stock based compensation expense								234,445																494,984
Unrecognized compensation cost						$ 224,993																		$ 494,984
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition																								1 year 6 months